Parent Company Only Financial Information - Schedule of Condensed Balance Sheet (Details) - Parent Company [Member]	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 HKD ($)
Current Assets
Cash and cash equivalents	$ 14,243,714	$ 1,830,035	$ 18,940,834	$ 2,433,522
Prepayments	14,288,478	1,835,787	28,391,667
Amount due from shareholder	8,775	1,127	8,775
Amount due from a subsidiary	3,962,718	509,130	811,032
Total current assets	32,503,685	4,176,079	48,152,308
Non-Current Assets
Interests in a subsidiary	8	1	8
Total assets	32,503,693	4,176,080	48,152,316
Current Liabilities
Accruals			155,240
Amount due to a subsidiary			8
Amount due to a director			79,834
Total liabilities			235,082
Shareholders’ Equity
Ordinary shares value			9,889
Additional paid-in capital	53,156,555	6,829,565	53,156,555
Accumulated losses	(20,662,751)	(2,654,755)	(5,249,210)
Total shareholders’ equity	32,503,693	4,176,080	47,917,234
Total liabilities and shareholders’ equity	32,503,693	4,176,080	48,152,316
Class A Ordinary Shares [Member]
Shareholders’ Equity
Ordinary shares value	5,505	707
Class B Ordinary Shares [Member]
Shareholders’ Equity
Ordinary shares value	$ 4,384	$ 563